Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Mar. 31, 2015 USD ($)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	34.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	$ (9,838,317)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	(1,067,284)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	(8,517,850)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	(3,345,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	(270,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	(2,151,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	251,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	796,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	275,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	2,890,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	12,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	(140,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	(41,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	(93,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 22	(745,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 23	89,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 24	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 25	14,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 26	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 27	2,364,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 28	88,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 29	6,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 30	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 31	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 32	$ 0